SCHEDULE OF PREPAYMENTS (Details) - USD ($)		Sep. 30, 2025	Sep. 30, 2024
Schedule Of Prepayments
Development of Enterprise Resources Planning System	[1]	$ 1,850,000	$ 1,857,310
Prepaid marketing expenses	[2]		2,670,240
Office reinstatement		12,356
Prepaid management fee		1,088
Total		1,863,444	4,527,550
Less: Amount classified as non-current assets			(1,179,873)
Amount classified as current assets		$ 1,863,444	$ 3,347,677

[1]	On July 15, 2024, the Company entered into a contract with a third party for the development and maintenance of a customized enterprise resource planning (“ERP”) system for total consideration of $1,850,000. On February 10, 2025, the parties entered into a supplemental agreement specifying the system’s features. As of September 30, 2025, the system remained incomplete and, accordingly, had not been recognized as an intangible asset.
[2]	On July 15, 2024, the Company entered into a contract with a third party for one year of marketing services, including investor relations, media coverage, advertising and social media monitoring, production of marketing materials, and translation services, for total consideration of $2,500,000. On August 1, 2024, the parties entered into a supplemental agreement extending the term to two years and increasing the total consideration to $2,969,000. As of September 30, 2024, the amount paid under the contracts was recorded as prepayments. On May 14, 2025, the contracts were terminated by mutual agreement, and the third party agreed to refund $2,500,000 to the Company. As of September 30, 2025, the $2,500,000 refund receivable was recorded as other current assets.